Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2014
Nature of Operations [Abstract]
Schedule of Details of Impairment
		Year ended	Year ended
		December 31,	December 31,
		2014	2013
		U.S. Dollars	U.S. Dollars
Account	Nature of impact	(in thousands)	(in thousands)

Cost of Revenues	Inventory write-off	205	3,052
Reorganization and	Impairment charge with respect
impairment	of technology, customer
	relationships and goodwill	-	1,656
Reorganization and	Revaluation of liabilities in
impairment	respect of SELA acquisition	(106)	(5,122)
Reorganization and	Other
impairment		166	854
		265	440